Employee Compensation - Share-Based Compensation - Summary of Information about our Stock Option Plan (Detail)	12 Months Ended
	Oct. 31, 2019 CAD ($) shares	Oct. 31, 2018 CAD ($) shares	Oct. 31, 2017 CAD ($) shares
Disclosure Of Number And Weighted Average Exercise Prices Of Share Options and awards [Line Items]
Weighted-average exercise price,Granted	$ 89.90	$ 100.63	$ 96.90
Employee Stock Options [Member]
Disclosure Of Number And Weighted Average Exercise Prices Of Share Options and awards [Line Items]
Number of stock options, Outstanding at beginning of year	6,095,201	7,525,296	9,805,299
Number of stock options, Granted	931,047	705,398	723,431
Number of stock options, Exercised	902,651	1,513,307	2,233,801
Number of stock options, Forfeited/cancelled	4,756	152,417	13,243
Number of stock options, Expired	10,534	469,769	756,390
Number of stock options, Outstanding at end of year	6,108,307	6,095,201	7,525,296
Number of stock options, Exercisable at end of year	3,507,803	3,782,481	4,584,375
Number of stock options, Available for grant | shares	2,487,645	3,405,239	3,811,157
Weighted-average exercise price, Outstanding at beginning of year	$ 72.19	$ 72.05	$ 77.41
Weighted-average exercise price,Granted	89.90	100.63	96.90
Weighted-average exercise price,Exercised	60.21	58.40	57.80
Weighted-average exercise price,Forfeited/cancelled	98.96	86.85	66.89
Weighted-average exercise price,Expired	103.79	153.40	195.02
Weighted-average exercise price,Outstanding at end of year	76.59	72.19	72.05
Weighted-average exercise price,Exercisable at end of year	$ 64.57	$ 61.39	$ 67.42